Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 13. Subsequent Events
Series E Offering Status
On July 20, 2026, our board of directors approved an extension of the Series E Preferred Offering from September 30, 2026 to September 30, 2027. We also reserve the right to terminate the Series E Preferred Offering at any time.
As of August 7, 2026, in connection with our Series E Preferred Offering we have issued approximately 0.4 million Series E Preferred shares for gross offering proceeds of approximately $3.5 million.

Note 13. Subsequent Events
SmartCentres Financing
On February 19, 2026, the JV Properties amended the SmartCentres Financing to: (i) extend the maturity date by one-year
until May 11, 2027; (ii) added the Montreal Property as borrower under the SmartCentres Financing, and (iii) drew approximately CAD $17.5 million for a total outstanding balance of CAD $109.1 million. Subsequent to the draw, the JV Properties distributed approximately CAD $8.7 million to each partner.
Determination of Estimated Per Share Net Asset Value
On March 20, 2026, our board of directors, upon recommendation of our nominating and corporate governance committee, approved an estimated value per share (“Estimated Per Share NAV”) of $10.00 for our Class A shares, Class P shares, Class T shares, Class W shares, Class Y shares, and Class Z shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on an adjusted fully diluted basis, calculated as of September 30, 2025.
No
Series C Units were converted to Class A Units as a result of this Estimated Per Share NAV being declared.
Update to Distribution Reinvestment Plan Offering Prices
Pursuant to the Second Amended and Restated DRP, the board of directors may set or change the offering price for shares issued under the distribution reinvestment plan in its discretion in connection with the Estimated Per Share NAV or otherwise. As a result of the Estimated Per Share NAV, the board of directors has approved a new offering price of $10.00 per share for Class A shares, Class P shares, Class T shares, Class W shares, Class Y shares and Class Z shares issued under the distribution reinvestment plan, effective for distribution payments being paid in April 2026.
Update to Redemption Price Under Share Redemption Program
Pursuant to the share redemption program, which is currently suspended, except for redemption requests made in connection with the death, commitment to a long-term care facility, qualifying disability or bankruptcy of a stockholder, the redemption price per share will depend on the class of shares purchased and whether such shares were purchased in our Private Offering or in our Public Offering, among other factors. For Class A shares, Class T shares, Class W shares, Class Y shares, and Class Z shares, our share redemption program states that, following the determination of our first net asset value per share, the redemption price per share will be equal to 93% of the most recently published estimated net asset value of the applicable share class. In connection with the determination of the Estimated Per Share NAV described above, the redemption price under the share redemption program is equal to 93% of the Estimated Per Share NAV of $10.00 for Class A shares, Class T shares, Class W shares and Class Z shares, effective beginning with redemption requests submitted during the first quarter of 2026, which will be redeemed at the end of April 2026. For the Class P shares, the redemption price per share will continue to depend on the length of time such shares have been held, as described further in our prospectus.

Offering Status
As of March 17, 2026, in connection with our offerings we have issued approximately 11.8 million Class P shares for gross offering proceeds of approximately $112.5 million, approximately 3.2 million Class A shares for gross offering proceeds of approximately $32.9 million, approximately 5.2 million Class T shares for gross offering proceeds of approximately $51.9 million, approximately 0.7 million Class W shares for gross offering proceeds of approximately $6.9 million, approximately 5.5 million Class Y shares for gross offering proceeds of approximately $53.1 million and approximately 0.6 million Class Z shares for gross offering proceeds of approximately $5.7 million